1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details 2)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Accounts Receivable
Concentration risk			100.00%		0.00%
Sales
Concentration risk	100.00%	0.00%	100.00%	0.00%